Quarterly Holdings Report
for

Fidelity Advisor® High Income Advantage Fund

July 31, 2021

HY-QTLY-0921
1.804847.117

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 60.8%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.3%
Energy - 0.3%
Mesquite Energy, Inc. 15% 7/15/23 (a)(b)	$1,140	$3,808
Mesquite Energy, Inc. 15% 7/15/23 (a)(b)	660	2,436
		6,244
Nonconvertible Bonds - 60.5%
Aerospace - 3.4%
Bombardier, Inc.:
7.125% 6/15/26 (c)	1,625	1,686
7.5% 12/1/24 (c)	3,090	3,210
7.5% 3/15/25 (c)	2,065	2,104
7.875% 4/15/27 (c)	6,210	6,435
Kaiser Aluminum Corp. 4.625% 3/1/28 (c)	1,575	1,644
Moog, Inc. 4.25% 12/15/27 (c)	480	495
Rolls-Royce PLC 5.75% 10/15/27 (c)	1,440	1,571
Spirit Aerosystems, Inc. 7.5% 4/15/25 (c)	2,035	2,157
TransDigm UK Holdings PLC 6.875% 5/15/26	1,820	1,919
TransDigm, Inc.:
4.625% 1/15/29 (c)	4,860	4,848
4.875% 5/1/29 (c)	15,000	15,024
5.5% 11/15/27	14,675	15,152
6.25% 3/15/26 (c)	1,870	1,961
7.5% 3/15/27	6,780	7,182
Wolverine Escrow LLC:
8.5% 11/15/24 (c)	2,991	2,904
9% 11/15/26 (c)	3,182	3,070
		71,362
Air Transportation - 1.5%
Air Canada 3.875% 8/15/26 (c)(d)	1,240	1,243
Delta Air Lines, Inc. 7% 5/1/25 (c)	369	434
Delta Air Lines, Inc. / SkyMiles IP Ltd.:
4.5% 10/20/25 (c)	6,455	6,939
4.75% 10/20/28 (c)	5,330	5,958
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (c)	2,795	2,930
Mileage Plus Holdings LLC 6.5% 6/20/27 (c)	4,540	4,943
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (c)	1,044	1,172
United Airlines, Inc.:
4.375% 4/15/26 (c)	3,965	4,080
4.625% 4/15/29 (c)	2,380	2,448
		30,147
Automotive - 0.1%
Ford Motor Credit Co. LLC 3.625% 6/17/31	2,125	2,202
Automotive & Auto Parts - 0.9%
Allison Transmission, Inc. 5.875% 6/1/29 (c)	1,265	1,382
Dana, Inc. 4.25% 9/1/30	1,185	1,231
Ford Motor Co. 7.45% 7/16/31	165	218
Ford Motor Credit Co. LLC:
3.375% 11/13/25	3,440	3,591
4% 11/13/30	5,460	5,774
5.113% 5/3/29	1,330	1,506
LCM Investments Holdings 4.875% 5/1/29 (c)	2,350	2,405
McLaren Finance PLC 7.5% 8/1/26 (c)(d)	1,130	1,147
Nesco Holdings II, Inc. 5.5% 4/15/29 (c)	1,850	1,909
		19,163
Banks & Thrifts - 2.0%
Ally Financial, Inc.:
8% 11/1/31	3,105	4,434
8% 11/1/31	24,612	35,777
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (c)	2,025	2,101
		42,312
Broadcasting - 1.3%
Clear Channel Outdoor Holdings, Inc. 7.5% 6/1/29 (c)	1,615	1,676
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (c)	6,155	3,570
Lions Gate Capital Holdings LLC 5.5% 4/15/29 (c)	1,145	1,172
Nexstar Broadcasting, Inc.:
4.75% 11/1/28 (c)	2,980	3,073
5.625% 7/15/27 (c)	3,555	3,758
Scripps Escrow II, Inc. 3.875% 1/15/29 (c)	360	360
Scripps Escrow, Inc. 5.875% 7/15/27 (c)	1,580	1,635
Sirius XM Radio, Inc.:
4% 7/15/28 (c)	3,220	3,322
4.625% 7/15/24 (c)	2,590	2,652
5% 8/1/27 (c)	3,200	3,344
Townsquare Media, Inc. 6.875% 2/1/26 (c)	725	773
Univision Communications, Inc. 4.5% 5/1/29 (c)	1,610	1,614
		26,949
Building Materials - 0.4%
Advanced Drain Systems, Inc. 5% 9/30/27 (c)	355	371
Brundage-Bone Concrete Pumping Holdings, Inc. 6% 2/1/26 (c)	835	873
CP Atlas Buyer, Inc. 7% 12/1/28 (c)	710	733
SRS Distribution, Inc.:
4.625% 7/1/28 (c)	1,540	1,571
6.125% 7/1/29 (c)	850	869
Summit Materials LLC/Summit Materials Finance Corp. 5.25% 1/15/29 (c)	1,445	1,534
U.S. Concrete, Inc. 5.125% 3/1/29 (c)	1,120	1,224
Victors Merger Corp. 6.375% 5/15/29 (c)	1,610	1,618
		8,793
Cable/Satellite TV - 5.3%
Block Communications, Inc. 4.875% 3/1/28 (c)	1,090	1,104
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (c)	2,275	2,347
4.5% 5/1/32	21,015	21,987
4.75% 3/1/30 (c)	8,310	8,808
5% 2/1/28 (c)	740	776
5.125% 5/1/27 (c)	14,015	14,663
CSC Holdings LLC:
4.5% 11/15/31 (c)	4,015	4,045
4.625% 12/1/30 (c)	5,130	5,053
5% 11/15/31 (c)	1,205	1,213
5.375% 2/1/28 (c)	5,535	5,847
5.5% 4/15/27 (c)	6,640	6,947
5.75% 1/15/30 (c)	6,300	6,566
6.5% 2/1/29 (c)	3,900	4,301
7.5% 4/1/28 (c)	4,535	4,946
Dolya Holdco 18 DAC 5% 7/15/28 (c)	900	916
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (c)	1,120	1,159
6.5% 9/15/28 (c)	2,990	3,107
Virgin Media Finance PLC 5% 7/15/30 (c)	4,105	4,177
Ziggo Bond Co. BV 5.125% 2/28/30 (c)	835	858
Ziggo BV:
4.875% 1/15/30 (c)	1,145	1,181
5.5% 1/15/27 (c)	9,884	10,257
		110,258
Capital Goods - 0.1%
ATS Automation Tooling System, Inc. 4.125% 12/15/28 (c)	1,015	1,033
Chemicals - 2.9%
CF Industries Holdings, Inc.:
4.95% 6/1/43	8,970	11,049
5.15% 3/15/34	3,745	4,644
5.375% 3/15/44	4,210	5,414
Compass Minerals International, Inc. 6.75% 12/1/27 (c)	3,450	3,690
Consolidated Energy Finance SA:
6.5% 5/15/26 (c)	9,920	10,032
6.875% 6/15/25 (c)	3,565	3,619
Gpd Companies, Inc. 10.125% 4/1/26 (c)	370	401
Ingevity Corp. 3.875% 11/1/28 (c)	1,515	1,515
Kraton Polymers LLC/Kraton Polymers Capital Corp. 4.25% 12/15/25 (c)	950	974
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (c)	495	502
7% 12/31/27 (c)	1,625	1,588
OCI NV 5.25% 11/1/24 (c)	2,195	2,254
Olin Corp. 5% 2/1/30	1,555	1,666
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (c)	2,390	2,387
The Chemours Co. LLC:
5.375% 5/15/27	4,500	4,883
5.75% 11/15/28 (c)	2,165	2,298
Tronox, Inc. 4.625% 3/15/29 (c)	1,705	1,733
Valvoline, Inc. 4.25% 2/15/30 (c)	1,155	1,200
		59,849
Consumer Products - 0.9%
Angi Group LLC 3.875% 8/15/28 (c)	750	749
Foundation Building Materials, Inc. 6% 3/1/29 (c)	735	722
Michaels Companies, Inc.:
5.25% 5/1/28 (c)	1,865	1,930
7.875% 5/1/29 (c)	1,975	2,049
Millennium Escrow Corp. 6.625% 8/1/26 (c)	1,660	1,695
PetSmart, Inc. / PetSmart Finance Corp.:
4.75% 2/15/28 (c)	1,280	1,329
7.75% 2/15/29 (c)	1,120	1,228
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (c)	1,080	1,081
Tempur Sealy International, Inc. 4% 4/15/29 (c)	2,045	2,096
The Scotts Miracle-Gro Co. 4% 4/1/31 (c)	1,530	1,538
TKC Holdings, Inc.:
6.875% 5/15/28 (c)	1,605	1,655
10.5% 5/15/29 (c)	1,605	1,722
		17,794
Containers - 0.5%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (c)(e)	1,580	1,667
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	4,280	4,430
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	1,210	1,298
Graham Packaging Co., Inc. 7.125% 8/15/28 (c)	825	880
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (c)	570	593
Trivium Packaging Finance BV 5.5% 8/15/26 (c)	1,075	1,123
		9,991
Diversified Financial Services - 2.3%
Broadstreet Partners, Inc. 5.875% 4/15/29 (c)	920	932
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (c)	965	984
Compass Group Diversified Holdings LLC 5.25% 4/15/29 (c)	2,270	2,355
HCRX Investments Holdco LP 4.5% 8/1/29 (c)	985	1,005
Hightower Holding LLC 6.75% 4/15/29 (c)	785	797
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	3,415	3,458
5.25% 5/15/27	5,725	6,004
6.25% 5/15/26	6,840	7,187
LPL Holdings, Inc. 4% 3/15/29 (c)	2,270	2,304
MSCI, Inc. 4% 11/15/29 (c)	900	960
OneMain Finance Corp.:
4% 9/15/30	720	716
5.375% 11/15/29	9,325	10,243
6.625% 1/15/28	1,185	1,369
6.875% 3/15/25	775	879
7.125% 3/15/26	4,710	5,546
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625% 11/1/26 (c)	510	532
VMED O2 UK Financing I PLC 4.75% 7/15/31 (c)	2,875	2,936
		48,207
Diversified Media - 0.4%
Allen Media LLC 10.5% 2/15/28 (c)	1,585	1,581
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 7/15/29 (c)	810	816
4.75% 7/15/31 (c)	805	812
Terrier Media Buyer, Inc. 8.875% 12/15/27 (c)	5,660	6,052
		9,261
Energy - 8.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29 (c)	1,205	1,237
5.75% 3/1/27 (c)	2,355	2,426
5.75% 1/15/28 (c)	1,705	1,782
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (c)	1,045	1,084
Callon Petroleum Co. 6.375% 7/1/26	1,080	967
CGG SA 8.75% 4/1/27 (c)	1,530	1,526
Cheniere Energy Partners LP:
4% 3/1/31 (c)	3,980	4,210
5.625% 10/1/26	2,120	2,189
Cheniere Energy, Inc. 4.625% 10/15/28	2,980	3,141
Chesapeake Energy Corp.:
4.875% 4/15/22 (b)(f)	2,950	0
5.75% 3/15/23 (b)(f)	1,890	0
5.875% 2/1/29 (c)	735	781
7% 10/1/24 (b)(f)	840	0
8% 1/15/25 (b)(f)	480	0
8% 6/15/27 (b)(f)	300	0
Citgo Holding, Inc. 9.25% 8/1/24 (c)	1,880	1,875
Citgo Petroleum Corp.:
6.375% 6/15/26 (c)	1,105	1,127
7% 6/15/25 (c)	3,035	3,116
CNX Resources Corp. 6% 1/15/29 (c)	690	732
Colgate Energy Partners III LLC 5.875% 7/1/29 (c)	1,165	1,209
Comstock Resources, Inc.:
5.875% 1/15/30 (c)	3,405	3,426
6.75% 3/1/29 (c)	5,695	5,950
7.5% 5/15/25 (c)	1,901	1,968
Continental Resources, Inc.:
3.8% 6/1/24	2,635	2,763
4.375% 1/15/28	665	736
4.5% 4/15/23	73	76
4.9% 6/1/44	1,660	1,915
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (c)	3,000	3,067
6% 2/1/29 (c)	3,365	3,500
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (c)	665	694
CVR Energy, Inc.:
5.25% 2/15/25 (c)	2,375	2,310
5.75% 2/15/28 (c)	3,170	3,074
DCP Midstream Operating LP:
5.85% 5/21/43 (c)(e)	5,180	4,792
8.125% 8/16/30	130	173
Delek Logistics Partners LP 7.125% 6/1/28 (c)	2,345	2,438
DT Midstream, Inc.:
4.125% 6/15/29 (c)	1,215	1,246
4.375% 6/15/31 (c)	1,215	1,261
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (c)	560	578
5.75% 1/30/28 (c)	1,365	1,428
6.625% 7/15/25 (c)	760	804
EnLink Midstream LLC 5.375% 6/1/29	650	676
EQT Corp.:
3.125% 5/15/26 (c)	805	828
3.625% 5/15/31 (c)	805	853
3.9% 10/1/27	3,890	4,216
Hess Midstream Partners LP:
5.125% 6/15/28 (c)	1,570	1,645
5.625% 2/15/26 (c)	2,390	2,486
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 2/1/29 (c)	720	733
6% 2/1/31 (c)	720	751
6.25% 11/1/28 (c)	310	324
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (c)	1,060	1,075
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (c)	2,300	1,495
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (c)	1,855	1,892
MEG Energy Corp. 7.125% 2/1/27 (c)	1,580	1,658
Mesquite Energy, Inc. 7.25% 2/15/23 (b)(c)(f)	6,264	0
Nabors Industries Ltd.:
7.25% 1/15/26 (c)	1,580	1,477
7.5% 1/15/28 (c)	1,360	1,234
New Fortress Energy, Inc.:
6.5% 9/30/26 (c)	2,675	2,702
6.75% 9/15/25 (c)	6,200	6,324
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (c)	1,410	1,449
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25	5	4
Occidental Petroleum Corp.:
3.5% 8/15/29	1,870	1,865
4.4% 4/15/46	1,305	1,280
4.4% 8/15/49	3,295	3,193
4.625% 6/15/45	1,070	1,074
5.875% 9/1/25	1,500	1,663
6.125% 1/1/31	3,010	3,556
6.2% 3/15/40	800	926
6.375% 9/1/28	2,410	2,808
6.45% 9/15/36	2,650	3,200
6.6% 3/15/46	2,125	2,614
6.625% 9/1/30	2,995	3,654
7.2% 3/15/29	545	624
7.5% 5/1/31	155	197
8.875% 7/15/30	1,595	2,152
Pacific Drilling SA 12% 4/1/24 pay-in-kind (b)(c)(e)(f)	226	9
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28	3,845	2,008
7.25% 6/15/25	2,125	1,275
9.25% 5/15/25 (c)	3,310	3,037
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	3,315	3,211
Renewable Energy Group, Inc. 5.875% 6/1/28 (c)	845	881
SM Energy Co.:
5.625% 6/1/25	2,230	2,191
6.625% 1/15/27	850	848
6.75% 9/15/26	845	839
Southwestern Energy Co.:
7.5% 4/1/26	6,670	7,036
7.75% 10/1/27	1,285	1,378
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5% 6/1/31 (c)	1,610	1,672
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	1,320	1,350
5.5% 2/15/26	1,770	1,821
6% 4/15/27	4,240	4,426
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 7.5% 10/1/25 (c)	1,120	1,215
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31 (c)	1,405	1,519
Teine Energy Ltd. 6.875% 4/15/29 (c)	1,145	1,162
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind (b)(f)	1,983	99
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (c)	1,035	1,057
4.125% 8/15/31 (c)	1,035	1,072
Vine Energy Holdings LLC 6.75% 4/15/29 (c)	1,150	1,199
		169,534
Environmental - 0.8%
Covanta Holding Corp.:
5% 9/1/30	1,495	1,604
6% 1/1/27	3,440	3,569
Darling Ingredients, Inc. 5.25% 4/15/27 (c)	2,155	2,257
GFL Environmental, Inc. 4.75% 6/15/29 (c)	1,625	1,680
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (c)	4,733	4,698
Madison IAQ LLC:
4.125% 6/30/28 (c)	1,535	1,537
5.875% 6/30/29 (c)	1,225	1,238
		16,583
Food & Drug Retail - 0.9%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (c)	4,630	4,676
4.625% 1/15/27 (c)	3,425	3,624
4.875% 2/15/30 (c)	6,100	6,603
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (c)	675	673
Parkland Corp. 4.5% 10/1/29 (c)	1,145	1,178
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (c)	1,470	1,545
Tops Markets LLC 13% 11/19/24 pay-in-kind (b)(e)	898	871
		19,170
Food/Beverage/Tobacco - 2.5%
C&S Group Enterprises LLC 5% 12/15/28 (c)	1,110	1,102
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (c)	855	889
Del Monte Foods, Inc. 11.875% 5/15/25 (c)	860	976
JBS U.S.A. Food Co.:
5.75% 1/15/28 (c)	1,665	1,755
7% 1/15/26 (c)	1,795	1,900
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (c)	4,025	4,407
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (c)	10,845	12,106
6.5% 4/15/29 (c)	4,655	5,225
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (c)	1,335	1,450
Performance Food Group, Inc.:
4.25% 8/1/29 (c)	1,160	1,179
5.5% 10/15/27 (c)	1,353	1,409
Pilgrim's Pride Corp.:
4.25% 4/15/31 (c)	2,740	2,913
5.875% 9/30/27 (c)	1,110	1,188
Post Holdings, Inc.:
4.5% 9/15/31 (c)	6,170	6,244
4.625% 4/15/30 (c)	2,050	2,088
5.625% 1/15/28 (c)	2,640	2,779
Simmons Foods, Inc. 4.625% 3/1/29 (c)	1,070	1,080
TreeHouse Foods, Inc. 4% 9/1/28	500	501
Triton Water Holdings, Inc. 6.25% 4/1/29 (c)	810	811
United Natural Foods, Inc. 6.75% 10/15/28 (c)	1,055	1,137
		51,139
Gaming - 1.7%
Affinity Gaming LLC 6.875% 12/15/27 (c)	550	583
Boyd Gaming Corp. 4.75% 6/15/31 (c)	2,025	2,095
Caesars Entertainment, Inc.:
6.25% 7/1/25 (c)	5,705	6,019
8.125% 7/1/27 (c)	7,605	8,363
Caesars Resort Collection LLC 5.75% 7/1/25 (c)	1,900	1,997
MCE Finance Ltd.:
5.375% 12/4/29 (c)	1,140	1,176
5.75% 7/21/28 (c)	750	777
MGM Growth Properties Operating Partnership LP 3.875% 2/15/29 (c)	1,445	1,480
MGM Resorts International 4.75% 10/15/28	1,470	1,547
Peninsula Pacific Entertainment LLC 8.5% 11/15/27 (c)	2,515	2,710
Studio City Finance Ltd. 5% 1/15/29 (c)	725	716
VICI Properties, Inc.:
4.25% 12/1/26 (c)	3,015	3,136
4.625% 12/1/29 (c)	1,720	1,840
Wynn Macau Ltd. 5.125% 12/15/29 (c)	2,345	2,368
		34,807
Healthcare - 3.8%
Akumin, Inc. 7% 11/1/25 (c)	1,125	1,148
AMN Healthcare 4.625% 10/1/27 (c)	375	390
Bausch Health Companies, Inc. 5% 2/15/29 (c)	1,555	1,469
Catalent Pharma Solutions 5% 7/15/27 (c)	595	623
Centene Corp.:
5.375% 6/1/26 (c)	4,620	4,813
5.375% 8/15/26 (c)	1,185	1,234
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (c)	1,215	1,247
4% 3/15/31 (c)	1,545	1,625
4.25% 5/1/28 (c)	485	506
Community Health Systems, Inc.:
4.75% 2/15/31 (c)	2,025	2,055
5.625% 3/15/27 (c)	725	768
6% 1/15/29 (c)	1,085	1,154
6.125% 4/1/30 (c)	3,220	3,262
6.625% 2/15/25 (c)	1,835	1,924
8% 3/15/26 (c)	11,505	12,335
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (c)	535	519
4.625% 6/1/30 (c)	4,045	4,182
Encompass Health Corp. 5.75% 9/15/25	400	411
Hologic, Inc. 4.625% 2/1/28 (c)	645	680
IQVIA, Inc. 5% 10/15/26 (c)	1,125	1,156
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 5% 6/15/28 (c)	1,600	1,724
Jazz Securities DAC 4.375% 1/15/29 (c)	1,635	1,704
Modivcare, Inc. 5.875% 11/15/25 (c)	1,105	1,173
Molina Healthcare, Inc. 3.875% 11/15/30 (c)	1,360	1,440
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (c)	2,775	2,846
5.125% 4/30/31 (c)	2,410	2,482
Owens & Minor, Inc. 4.5% 3/31/29 (c)	1,065	1,092
Radiology Partners, Inc. 9.25% 2/1/28 (c)	2,905	3,130
RP Escrow Issuer LLC 5.25% 12/15/25 (c)	1,340	1,370
Syneos Health, Inc. 3.625% 1/15/29 (c)	1,080	1,072
Tenet Healthcare Corp.:
4.25% 6/1/29 (c)	8,360	8,527
6.125% 10/1/28 (c)	2,590	2,758
6.25% 2/1/27 (c)	6,945	7,231
Vizient, Inc. 6.25% 5/15/27 (c)	450	471
		78,521
Homebuilders/Real Estate - 1.9%
Arcosa, Inc. 4.375% 4/15/29 (c)	1,075	1,099
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (c)	1,080	1,078
DTZ U.S. Borrower LLC 6.75% 5/15/28 (c)	1,455	1,564
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	1,445	1,483
5% 10/15/27	6,875	7,277
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.75% 1/15/29 (c)	4,695	4,924
7.625% 6/15/25 (c)	4,605	4,962
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29 (c)	1,070	1,097
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (c)	1,416	1,540
5.75% 1/15/28 (c)	2,100	2,365
5.875% 6/15/27 (c)	1,490	1,681
TopBuild Corp. 3.625% 3/15/29 (c)	755	755
TRI Pointe Homes, Inc. 5.7% 6/15/28	1,965	2,176
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (c)	1,545	1,550
6.5% 2/15/29 (c)	4,935	5,002
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (c)	675	698
		39,251
Hotels - 0.2%
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29 (c)	725	733
4% 5/1/31 (c)	1,085	1,111
4.875% 1/15/30	1,180	1,266
NCL Finance Ltd. 6.125% 3/15/28 (c)	675	682
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (c)	625	625
		4,417
Insurance - 0.7%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29 (c)(d)	1,240	1,234
7% 11/15/25 (c)	5,150	5,227
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (c)	1,470	1,461
6.75% 10/15/27 (c)	2,275	2,375
AmWINS Group, Inc. 4.875% 6/30/29 (c)	1,205	1,229
AssuredPartners, Inc. 5.625% 1/15/29 (c)	845	839
HUB International Ltd. 7% 5/1/26 (c)	1,750	1,812
MGIC Investment Corp. 5.25% 8/15/28	1,040	1,106
		15,283
Leisure - 1.2%
Boyne U.S.A., Inc. 4.75% 5/15/29 (c)	840	866
Carnival Corp.:
4% 8/1/28 (c)	2,480	2,474
7.625% 3/1/26 (c)	1,085	1,146
9.875% 8/1/27 (c)	2,250	2,576
11.5% 4/1/23 (c)	755	851
NCL Corp. Ltd.:
5.875% 3/15/26 (c)	1,615	1,627
12.25% 5/15/24 (c)	2,000	2,360
Royal Caribbean Cruises Ltd.:
10.875% 6/1/23 (c)	1,890	2,145
11.5% 6/1/25 (c)	2,750	3,156
SeaWorld Parks & Entertainment, Inc. 9.5% 8/1/25 (c)	1,098	1,186
Vail Resorts, Inc. 6.25% 5/15/25 (c)	850	903
Viking Cruises Ltd. 13% 5/15/25 (c)	1,265	1,467
Voc Escrow Ltd. 5% 2/15/28 (c)	3,625	3,598
		24,355
Metals/Mining - 1.1%
Alcoa Nederland Holding BV 4.125% 3/31/29 (c)	1,980	2,081
Alpha Natural Resources, Inc. 9.75% 4/15/18 (b)(f)	1,770	0
Arconic Corp.:
6% 5/15/25 (c)	900	952
6.125% 2/15/28 (c)	2,225	2,370
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (c)	1,110	1,178
4.875% 3/1/31 (c)	1,110	1,199
5.875% 6/1/27	3,215	3,392
First Quantum Minerals Ltd.:
6.5% 3/1/24 (c)	2,395	2,441
6.875% 3/1/26 (c)	2,600	2,715
7.25% 4/1/23 (c)	485	494
7.5% 4/1/25 (c)	4,135	4,289
FMG Resources (August 2006) Pty Ltd. 4.375% 4/1/31 (c)	1,145	1,247
HudBay Minerals, Inc. 4.5% 4/1/26 (c)	905	921
		23,279
Paper - 0.4%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28 (c)	760	761
4% 9/1/29 (c)	1,515	1,517
Cascades, Inc.:
5.125% 1/15/26 (c)	790	835
5.375% 1/15/28 (c)	790	831
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (c)	1,575	1,631
Intertape Polymer Group, Inc. 4.375% 6/15/29 (c)	1,210	1,237
Mercer International, Inc. 5.125% 2/1/29	1,920	1,956
		8,768
Publishing/Printing - 0.1%
Clear Channel International BV 6.625% 8/1/25 (c)	2,185	2,292
Railroad - 0.1%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (c)	1,245	1,247
Restaurants - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (c)	1,630	1,644
4% 10/15/30 (c)	5,185	5,171
4.375% 1/15/28 (c)	1,490	1,511
Bloomin Brands, Inc. / OSI Restaurant Partners LLC 5.125% 4/15/29 (c)	715	735
Yum! Brands, Inc. 4.625% 1/31/32	1,530	1,643
		10,704
Services - 1.9%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (c)	890	891
ASGN, Inc. 4.625% 5/15/28 (c)	1,350	1,409
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (c)	2,899	2,910
4.625% 6/1/28 (c)	1,921	1,921
BidFair Holdings, Inc. 5.875% 6/1/29 (c)	2,410	2,504
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (c)	1,385	1,413
4% 7/1/29 (c)	805	827
CoreCivic, Inc. 8.25% 4/15/26	1,630	1,728
Fair Isaac Corp. 4% 6/15/28 (c)	1,530	1,598
Gartner, Inc.:
3.625% 6/15/29 (c)	1,160	1,188
3.75% 10/1/30 (c)	1,535	1,577
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (c)	1,360	1,403
H&E Equipment Services, Inc. 3.875% 12/15/28 (c)	2,165	2,146
Hertz Corp.:
5.5% 10/15/24 (b)(c)(f)	1,505	0
6% 1/15/28 (b)(c)(f)	1,385	0
6.25% 10/15/22 (b)(f)	1,605	0
7.125% 8/1/26 (b)(c)(f)	1,430	0
IAA, Inc. 5.5% 6/15/27 (c)	755	792
Iron Mountain, Inc.:
4.5% 2/15/31 (c)	2,975	3,042
4.875% 9/15/29 (c)	3,000	3,143
Service Corp. International 4% 5/15/31	1,610	1,662
Sotheby's 7.375% 10/15/27 (c)	640	684
The GEO Group, Inc.:
5.125% 4/1/23	1,365	1,283
5.875% 10/15/24	1,967	1,751
6% 4/15/26	1,360	1,107
TriNet Group, Inc. 3.5% 3/1/29 (c)	1,135	1,136
Uber Technologies, Inc. 6.25% 1/15/28 (c)	1,225	1,322
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (c)	1,285	1,344
		38,781
Steel - 0.1%
Commercial Metals Co. 3.875% 2/15/31	780	786
Infrabuild Australia Pty Ltd. 12% 10/1/24 (c)	1,790	1,906
		2,692
Super Retail - 0.9%
Ambience Merger Sub, Inc.:
4.875% 7/15/28 (c)	820	823
7.125% 7/15/29 (c)	1,225	1,240
Asbury Automotive Group, Inc.:
4.5% 3/1/28	492	510
4.75% 3/1/30	489	518
Bath & Body Works, Inc.:
6.625% 10/1/30 (c)	760	876
6.75% 7/1/36	3,470	4,424
6.875% 11/1/35	970	1,248
7.5% 6/15/29	1,135	1,315
Carvana Co. 5.5% 4/15/27 (c)	1,530	1,584
EG Global Finance PLC 8.5% 10/30/25 (c)	2,295	2,404
Lithia Motors, Inc. 3.875% 6/1/29 (c)	1,770	1,864
Party City Holdings, Inc. 8.75% 2/15/26 (c)	740	783
		17,589
Technology - 3.1%
Acuris Finance U.S. 5% 5/1/28 (c)	1,210	1,198
Banff Merger Sub, Inc. 9.75% 9/1/26 (c)	1,310	1,377
Black Knight InfoServ LLC 3.625% 9/1/28 (c)	1,545	1,548
Camelot Finance SA 4.5% 11/1/26 (c)	1,515	1,579
CDK Global, Inc. 5.25% 5/15/29 (c)	870	946
CDW LLC/CDW Finance Corp. 4.25% 4/1/28	2,070	2,150
Clarivate Science Holdings Corp.:
3.875% 6/30/28 (c)	1,440	1,452
4.875% 6/30/29 (c)	1,360	1,370
Crowdstrike Holdings, Inc. 3% 2/15/29	1,130	1,146
Elastic NV 4.125% 7/15/29 (c)	2,330	2,339
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (c)	1,520	1,522
5.25% 12/1/27 (c)	1,495	1,568
ION Trading Technologies Ltd. 5.75% 5/15/28 (c)	1,605	1,661
Match Group Holdings II LLC:
5% 12/15/27 (c)	1,485	1,560
5.625% 2/15/29 (c)	1,565	1,712
MicroStrategy, Inc. 6.125% 6/15/28 (c)	1,490	1,496
NCR Corp.:
5% 10/1/28 (c)	750	772
5.125% 4/15/29 (c)	3,710	3,862
5.25% 10/1/30 (c)	750	789
8.125% 4/15/25 (c)	645	701
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (c)	815	917
ON Semiconductor Corp. 3.875% 9/1/28 (c)	1,500	1,563
Open Text Corp. 3.875% 2/15/28 (c)	790	816
Open Text Holdings, Inc. 4.125% 2/15/30 (c)	790	816
Pitney Bowes, Inc.:
6.875% 3/15/27 (c)	765	812
7.25% 3/15/29 (c)	765	821
PTC, Inc.:
3.625% 2/15/25 (c)	925	950
4% 2/15/28 (c)	915	946
Rackspace Hosting, Inc. 5.375% 12/1/28 (c)	830	845
Sensata Technologies BV 4% 4/15/29 (c)	1,530	1,570
Square, Inc.:
2.75% 6/1/26 (c)	1,210	1,237
3.5% 6/1/31 (c)	1,615	1,678
Synaptics, Inc. 4% 6/15/29 (c)	900	912
TTM Technologies, Inc. 4% 3/1/29 (c)	1,135	1,142
Twilio, Inc.:
3.625% 3/15/29	1,280	1,310
3.875% 3/15/31	1,340	1,402
Uber Technologies, Inc.:
7.5% 9/15/27 (c)	4,885	5,338
8% 11/1/26 (c)	7,110	7,617
Unisys Corp. 6.875% 11/1/27 (c)	830	903
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (c)	2,600	2,691
		65,034
Telecommunications - 5.2%
Altice Financing SA 5% 1/15/28 (c)	1,580	1,552
Altice France SA:
5.125% 7/15/29 (c)	9,000	9,067
5.5% 1/15/28 (c)	3,370	3,454
8.125% 2/1/27 (c)	3,925	4,250
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (c)	7,020	7,431
7.5% 10/15/26 (c)	1,620	1,693
Cablevision Lightpath LLC:
3.875% 9/15/27 (c)	735	729
5.625% 9/15/28 (c)	580	590
Frontier Communications Holdings LLC:
5% 5/1/28 (c)	2,530	2,617
5.875% 10/15/27 (c)	1,375	1,469
6.75% 5/1/29 (c)	1,620	1,725
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (f)	7,385	4,043
8% 2/15/24 (c)	4,060	4,192
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (c)	1,895	1,938
6.75% 10/15/27 (c)	1,615	1,723
Level 3 Financing, Inc.:
3.625% 1/15/29 (c)	3,140	3,050
3.75% 7/15/29 (c)	3,160	3,097
Lumen Technologies, Inc. 5.375% 6/15/29 (c)	2,035	2,086
Millicom International Cellular SA 4.5% 4/27/31 (c)	235	244
NGL Energy Partners LP/NGL Energy Finance Corp. 7.5% 4/15/26	515	434
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 6% 2/15/28 (c)	565	555
Sable International Finance Ltd. 5.75% 9/7/27 (c)	4,030	4,229
SBA Communications Corp.:
3.125% 2/1/29 (c)	1,695	1,665
3.875% 2/15/27	2,375	2,449
Sprint Capital Corp.:
6.875% 11/15/28	7,335	9,463
8.75% 3/15/32	8,870	13,672
Sprint Corp. 7.625% 3/1/26	490	599
T-Mobile U.S.A., Inc.:
2.625% 2/15/29	2,155	2,155
2.875% 2/15/31	3,320	3,338
3.375% 4/15/29	1,530	1,593
3.5% 4/15/31	1,530	1,605
Telesat Canada/Telesat LLC 5.625% 12/6/26 (c)	2,335	2,166
Uniti Group, Inc. 7.875% 2/15/25 (c)	2,455	2,615
Windstream Escrow LLC 7.75% 8/15/28 (c)	4,280	4,366
Zayo Group Holdings, Inc. 4% 3/1/27 (c)	2,375	2,363
		108,217
Textiles/Apparel - 0.2%
Crocs, Inc. 4.25% 3/15/29 (c)	1,110	1,143
Victoria's Secret & Co. 4.625% 7/15/29 (c)	3,075	3,079
		4,222
Transportation Ex Air/Rail - 0.1%
Seaspan Corp. 5.5% 8/1/29 (c)	1,240	1,237
Utilities - 2.9%
Clearway Energy Operating LLC:
3.75% 2/15/31 (c)	1,705	1,705
4.75% 3/15/28 (c)	970	1,028
NextEra Energy Partners LP 4.25% 9/15/24 (c)	68	72
NRG Energy, Inc.:
3.375% 2/15/29 (c)	665	662
3.625% 2/15/31 (c)	1,320	1,330
5.25% 6/15/29 (c)	1,615	1,732
5.75% 1/15/28	2,590	2,752
Pacific Gas & Electric Co.:
3.45% 7/1/25	400	417
3.75% 7/1/28	400	418
3.75% 8/15/42	640	586
3.95% 12/1/47	3,240	3,045
4% 12/1/46	3,350	3,132
4.55% 7/1/30	6,685	7,134
4.95% 7/1/50	13,640	14,091
PG&E Corp.:
5% 7/1/28	5,040	4,908
5.25% 7/1/30	1,150	1,123
Pike Corp. 5.5% 9/1/28 (c)	1,180	1,204
TerraForm Global, Inc. 6.125% 3/1/26 (c)	3,110	3,196
Vistra Operations Co. LLC:
4.375% 5/1/29 (c)	3,105	3,183
5% 7/31/27 (c)	3,565	3,681
5.5% 9/1/26 (c)	522	538
5.625% 2/15/27 (c)	4,435	4,601
		60,538

TOTAL NONCONVERTIBLE BONDS		1,254,981

TOTAL CORPORATE BONDS
(Cost $1,199,384)		1,261,225
	Shares	Value (000s)

Common Stocks - 19.5%
Air Transportation - 0.1%
Air Canada (g)	64,400	1,289
Automotive & Auto Parts - 0.1%
Allison Transmission Holdings, Inc.	50,100	1,999
UC Holdings, Inc. (b)(g)	29,835	314

TOTAL AUTOMOTIVE & AUTO PARTS		2,313

Banks & Thrifts - 0.0%
Mr. Cooper Group, Inc. (g)	1,504	56
Broadcasting - 0.3%
Nexstar Broadcasting Group, Inc. Class A	44,900	6,603
Building Materials - 0.4%
Carrier Global Corp.	129,200	7,138
Cable/Satellite TV - 0.2%
Altice U.S.A., Inc. Class A (g)	152,100	4,674
Capital Goods - 0.7%
Thermo Fisher Scientific, Inc.	15,600	8,424
Zebra Technologies Corp. Class A (g)	11,900	6,575

TOTAL CAPITAL GOODS		14,999

Chemicals - 0.4%
CF Industries Holdings, Inc.	81,100	3,832
The Chemours Co. LLC	124,400	4,136

TOTAL CHEMICALS		7,968

Consumer Products - 0.6%
BJ's Wholesale Club Holdings, Inc. (g)	4,300	218
Tempur Sealy International, Inc.	300,356	12,996

TOTAL CONSUMER PRODUCTS		13,214

Containers - 0.4%
Berry Global Group, Inc. (g)	45,000	2,893
WestRock Co.	89,000	4,380

TOTAL CONTAINERS		7,273

Diversified Financial Services - 0.6%
Axis Energy Services, LLC Class A (b)	3,912	1
MasterCard, Inc. Class A	12,500	4,824
OneMain Holdings, Inc.	107,000	6,527

TOTAL DIVERSIFIED FINANCIAL SERVICES		11,352

Energy - 3.2%
California Resources Corp. (g)	649,931	18,270
California Resources Corp. warrants 10/27/24 (g)	8,300	45
Cheniere Energy, Inc. (g)	46,700	3,966
Chesapeake Energy Corp. (h)	238,985	12,917
Chesapeake Energy Corp. (a)	3,530	191
Chesapeake Energy Corp.:
warrants 2/9/26 (g)	16,837	478
warrants 2/9/26 (g)	18,708	468
warrants 2/9/26 (g)	15,160	327
Denbury, Inc. (g)	96,413	6,335
Denbury, Inc. warrants 9/18/25 (g)	66,890	2,223
Diamond Offshore Drilling, Inc. (b)(g)	16,382	84
EP Energy Corp. (b)	147,125	13,204
Forbes Energy Services Ltd. (g)	65,062	5
Jonah Energy Parent LLC (b)	73,213	3,364
Mesquite Energy, Inc. (b)(g)	90,382	3,215
Oasis Petroleum, Inc.	9,475	869
Superior Energy Services, Inc. Class A (b)	17,671	452
Tidewater, Inc.:
warrants 11/14/42 (g)	36,326	452
warrants 11/14/42 (g)	12,651	157

TOTAL ENERGY		67,022

Entertainment/Film - 0.2%
New Cotai LLC/New Cotai Capital Corp. (a)(b)	1,458,195	3,850
Environmental - 0.4%
Darling Ingredients, Inc. (g)	112,800	7,791
Food & Drug Retail - 0.3%
Southeastern Grocers, Inc. (a)(b)(g)	250,623	4,697
Tops Markets Corp. (b)(g)	4,395	1,545

TOTAL FOOD & DRUG RETAIL		6,242

Food/Beverage/Tobacco - 0.5%
JBS SA	1,641,800	10,103
Gaming - 1.5%
Boyd Gaming Corp. (g)	150,000	8,550
Caesars Entertainment, Inc. (g)	179,200	15,655
Penn National Gaming, Inc. (g)	85,200	5,826
Studio City International Holdings Ltd. ADR (g)	35,600	348

TOTAL GAMING		30,379

Healthcare - 1.3%
Bristol-Myers Squibb Co.	36,400	2,470
Charles River Laboratories International, Inc. (g)	8,000	3,255
HCA Holdings, Inc.	20,600	5,113
Humana, Inc.	11,400	4,855
IQVIA Holdings, Inc. (g)	19,400	4,805
Regeneron Pharmaceuticals, Inc. (g)	4,100	2,356
UnitedHealth Group, Inc.	12,100	4,988

TOTAL HEALTHCARE		27,842

Homebuilders/Real Estate - 0.4%
Arthur J. Gallagher & Co.	25,400	3,538
Lennar Corp. Class A	28,000	2,944
PulteGroup, Inc.	48,800	2,678

TOTAL HOMEBUILDERS/REAL ESTATE		9,160

Metals/Mining - 0.2%
First Quantum Minerals Ltd.	172,100	3,686
Warrior Metropolitan Coal, Inc.	692	13

TOTAL METALS/MINING		3,699

Services - 0.5%
ASGN, Inc. (g)	21,400	2,164
United Rentals, Inc. (g)	12,900	4,251
Visa, Inc. Class A	19,600	4,829

TOTAL SERVICES		11,244

Super Retail - 0.9%
Amazon.com, Inc. (g)	1,000	3,328
Arena Brands Holding Corp. Class B (a)(b)(g)	42,253	158
Bath & Body Works, Inc.	40,300	3,227
eBay, Inc.	59,200	4,038
Lowe's Companies, Inc.	24,500	4,721
RH (g)	4,800	3,188

TOTAL SUPER RETAIL		18,660

Technology - 4.7%
Adobe, Inc. (g)	15,700	9,760
Alphabet, Inc. Class A (g)	4,900	13,203
CDW Corp.	18,200	3,337
EPAM Systems, Inc. (g)	9,700	5,430
Facebook, Inc. Class A (g)	36,594	13,038
Global Payments, Inc.	30,300	5,860
GoDaddy, Inc. (g)	32,900	2,759
Lam Research Corp.	18,900	12,047
Microchip Technology, Inc.	33,300	4,766
Micron Technology, Inc.	32,000	2,483
Microsoft Corp.	37,500	10,684
ON Semiconductor Corp. (g)	96,100	3,754
PayPal Holdings, Inc. (g)	23,600	6,503
SS&C Technologies Holdings, Inc.	56,300	4,413

TOTAL TECHNOLOGY		98,037

Telecommunications - 0.9%
Alibaba Group Holding Ltd. sponsored ADR (g)	15,000	2,928
Palo Alto Networks, Inc. (g)	14,000	5,587
T-Mobile U.S., Inc. (g)	58,000	8,353
Tencent Holdings Ltd. sponsored ADR	40,100	2,454

TOTAL TELECOMMUNICATIONS		19,322

Transportation Ex Air/Rail - 0.2%
XPO Logistics, Inc. (g)	23,300	3,231
Utilities - 0.5%
NRG Energy, Inc.	116,000	4,784
PG&E Corp. (g)	419,779	3,690
Vistra Corp.	143,789	2,754

TOTAL UTILITIES		11,228

TOTAL COMMON STOCKS
(Cost $243,121)		404,689
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 3.6%
Air Transportation - 0.3%
Air Canada Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7/27/28 (i)(j)(k)	1,240	1,242
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6473% 4/8/26 (e)(j)(k)	199	192
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6473% 4/4/26 (e)(j)(k)	107	103
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (e)(j)(k)	465	491
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 4/14/28 (e)(j)(k)	3,491	3,493

TOTAL AIR TRANSPORTATION		5,521

Automotive & Auto Parts - 0.0%
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 12/16/25 (e)(j)(k)	109	105
Banks & Thrifts - 0.1%
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.592% 2/27/28 (e)(j)(k)	1,237	1,215
Broadcasting - 0.0%
Univision Communications, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5/6/28 (i)(j)(k)	1,005	1,001
Building Materials - 0.2%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 5/17/28 (e)(j)(k)	3,205	3,181
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/20/28 (e)(j)(k)	865	858

TOTAL BUILDING MATERIALS		4,039

Cable/Satellite TV - 0.3%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23(e)(j)(k)	5,492	5,474
Consumer Products - 0.2%
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 12/22/26 (e)(j)(k)	2,786	2,752
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 4/15/28 (e)(j)(k)	735	735

TOTAL CONSUMER PRODUCTS		3,487

Containers - 0.0%
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.25% 2/4/26 (e)(j)(k)	190	189
Diversified Financial Services - 0.0%
New Cotai LLC 1LN, term loan 3 month U.S. LIBOR + 12.000% 14% 9/9/25 (b)(e)(j)(k)	429	429
Energy - 0.2%
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (e)(j)(k)	216	213
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 3/28/24 (e)(j)(k)	3,671	3,675
Forbes Energy Services LLC Tranche B, term loan 0% (b)(f)(i)(k)	737	0
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (b)(f)(j)(k)	1,671	0
term loan 3 month U.S. LIBOR + 0.000% 0% (b)(f)(j)(k)	721	0
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.625% 11/14/25 (e)(j)(k)	336	335

TOTAL ENERGY		4,223

Environmental - 0.0%
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 6/21/28 (e)(j)(k)	410	406
Food & Drug Retail - 0.1%
Tops Markets LLC 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 11/19/23 (b)(e)(j)(k)	1,216	1,240
Healthcare - 0.7%
CPI Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8543% 11/4/26 (e)(j)(k)	84	84
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (e)(j)(k)	2,317	2,315
Indigo Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 7/1/28 (e)(j)(k)	318	317
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/5/28 (e)(j)(k)	930	931
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/2/28 (e)(j)(k)	2,315	2,308
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.125% 6/13/26 (e)(j)(k)	9,629	9,630

TOTAL HEALTHCARE		15,585

Insurance - 0.2%
Alliant Holdings Intermediate LLC:
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.342% 5/9/25 (e)(j)(k)	1,651	1,629
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 11/5/27 (e)(j)(k)	1,806	1,803

TOTAL INSURANCE		3,432

Services - 0.2%
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (e)(j)(k)	2,615	2,546
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/21/25 (e)(j)(k)	771	754
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (e)(j)(k)	1,108	1,108

TOTAL SERVICES		4,408

Technology - 0.4%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (e)(j)(k)	142	142
athenahealth, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4099% 2/11/26 (e)(j)(k)	279	279
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.092% 10/31/26 (e)(j)(k)	163	161
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/31/28 (e)(j)(k)	215	215
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.32% 3/31/28 (e)(j)(k)(l)	45	45
Icon Luxembourg Sarl Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 7/1/28 (e)(j)(k)	1,277	1,274
Peraton Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 2/1/28 (e)(j)(k)	1,815	1,813
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 6/2/28 (e)(j)(k)	910	909
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6/9/28 (i)(j)(k)	890	881
RealPage, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 4/22/28 (e)(j)(k)	775	770
STG-Fairway Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.842% 1/31/27 (e)(j)(k)	390	387
UKG, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (e)(j)(k)	320	325
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 5/4/26 (e)(j)(k)	1,509	1,507
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.092% 2/28/27 (e)(j)(k)	321	318

TOTAL TECHNOLOGY		9,026

Telecommunications - 0.5%
Altice France SA Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 3.8136% 1/31/26 (e)(j)(k)	4,663	4,601
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 5/1/28 (e)(j)(k)	683	682
GTT Communications, Inc.:
1LN, term loan 3 month U.S. LIBOR + 5.000% 8.5% 5/31/25 (e)(j)(k)	240	242
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9% 5/31/25 (e)(j)(k)	3,541	2,779
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.000% 8.5% 12/31/21 (e)(j)(k)	295	298
Intelsat Jackson Holdings SA Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 7/13/22 (e)(j)(k)	1,007	1,014
Securus Technologies Holdings Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.5% 11/1/24 (e)(j)(k)	948	880
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.092% 3/9/27 (e)(j)(k)	1,082	1,064

TOTAL TELECOMMUNICATIONS		11,560

Utilities - 0.2%
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/23/25 (e)(j)(k)	3,762	3,662
TOTAL BANK LOAN OBLIGATIONS
(Cost $76,528)		75,002

Preferred Securities - 6.6%
Banks & Thrifts - 5.9%
Ally Financial, Inc. 4.7% (e)(m)	2,365	2,462
Bank of America Corp.:
5.125% (e)(m)	12,000	12,795
5.875% (e)(m)	14,280	16,404
6.1% (e)(m)	2,590	2,908
Citigroup, Inc.:
4.7% (e)(m)	2,135	2,211
5% (e)(m)	13,000	13,671
5.35% (e)(m)	12,655	13,098
6.3% (e)(m)	4,585	4,938
Goldman Sachs Group, Inc.:
4.4% (e)(m)	1,120	1,162
4.95% (e)(m)	1,880	2,020
5.3% (e)(m)	15,000	16,702
JPMorgan Chase & Co.:
4% (e)(m)	4,755	4,803
4.6% (e)(m)	3,265	3,379
5% (e)(m)	24,800	26,178

TOTAL BANKS & THRIFTS		122,731

Energy - 0.7%
Energy Transfer LP 7.125% (e)	14,000	14,473
TOTAL PREFERRED SECURITIES
(Cost $130,670)		137,204
	Shares	Value (000s)

Money Market Funds - 9.2%
Fidelity Cash Central Fund 0.06% (n)	186,147,907	186,185
Fidelity Securities Lending Cash Central Fund 0.06% (n)(o)	4,745,525	4,746
TOTAL MONEY MARKET FUNDS
(Cost $190,931)		190,931
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $1,840,634)		2,069,051
NET OTHER ASSETS (LIABILITIES) - 0.3%		5,711
NET ASSETS - 100%		$2,074,762

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,140,000 or 0.7% of net assets.

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $884,979,000 or 42.7% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Non-income producing - Security is in default.

 (g) Non-income producing

 (h) Security or a portion of the security is on loan at period end.

 (i) The coupon rate will be determined upon settlement of the loan after period end.

 (j) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (k) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (l) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $11,000 and $11,000, respectively.

 (m) Security is perpetual in nature with no stated maturity date.

 (n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (o) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$1,538
Chesapeake Energy Corp.	2/10/21	$33
Mesquite Energy, Inc. 15% 7/15/23	11/5/20 - 7/15/21	$1,140
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 7/15/21	$660
New Cotai LLC/New Cotai Capital Corp.	9/11/20	$7,224
Southeastern Grocers, Inc.	6/1/18	$1,763

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$63
Fidelity Securities Lending Cash Central Fund	1
Total	$64

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$63,525	$465,698	$343,038	$--	$--	$186,185	0.3%
Fidelity Securities Lending Cash Central Fund 0.06%	1,602	41,358	38,214	--	--	4,746	0.0%
Total	$65,127	$507,056	$381,252	$--	$--	$190,931

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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